     KOPP
     [LOGO]    EMERGING GROWTH FUND
     FUNDS     SEMI-ANNUAL REPORT

APRIL 1, 1998

DEAR FELLOW SHAREHOLDERS:

This semi-annual report allows us to address shareholders of the Kopp Emerging Growth Fund for the first time since the Fund's inception. Our objective is to provide long-term capital appreciation by investing primarily in growth companies with small-to-medium market capitalizations. The Fund's prospectus emphasizes the volatility of our investment style and the importance of being patient, long-term investors. We typically suggest investing with a three-to-five year horizon. Nevertheless, the focus of this letter is on the short six-month period since the Fund's inception.

We often remind investors that we are not market timers. No better evidence of that exists than commencing Fund operations on October 1, 1997, three weeks BEFORE the crisis in Asia shocked U.S. stock prices. While we are mindful of macroeconomic issues, especially as they affect individual stocks, we are disciplined and focused in our investment philosophy. We intend to be fully invested in common stocks throughout market turbulence.

For shareholders, including ourselves, the ride can be rocky. In times of uncertainty, investors tend to flock to established stocks, and that is exactly what happened last fall. After a brief pullback, we saw the major indices move to new high ground, driven by large-cap names. Not only have investors shown a preference for large-caps, but our focus on small technology companies also continues contrarian. We believe, however, that technology in general, and smaller companies in particular, offer better long-term growth potential than most other areas. Valuation should be the key to a market rotation. Small to mid-cap stocks generally trade at a price/ earnings multiple equal to or greater than their projected growth rates. Currently, many of these stocks are trading at a significant discount to that growth rate. In contrast, the established stocks are typically trading at a significant premium to theirs. We believe that time and logic will eventually narrow this gap.

While we expect that technology will remain a sector focus for us, we have included in the Fund's portfolio names in a variety of medical and healthcare subsectors as well. A March 31st list of the Fund's TOP TEN HOLDINGS and TOP TEN INDUSTRIES with allocation percentages is included in this report.

We remain optimistic about the U.S. economy and the stock market. In our opinion, the current environment of moderate economic growth, low inflation and low interest rates could not be much better. We will pass through the Asian straits and, in six months, there will be something else to worry about. We will ALWAYS have something to worry about. We believe the best way to invest in the market and avoid emotional entrapment is to add regularly to your mutual fund investment, as our firm and I personally are doing. Combine patience with dollar-cost averaging, and we believe you have a formula for success in investing. The information on the facing page details the benefits of dollar-cost averaging, but remember a program of regular investment cannot ensure a profit or protect against a loss.

In light of the recent change in capital-gains tax rates, many mutual funds are promoting their low portfolio turnover rate -- the lesser of the Fund's securities purchases or sales divided by the average value of the portfolio. The lower the "turnover" rate, generally the lower the Fund's transaction costs and the shareholder's capital-gains tax. We expect our Fund, like our managed accounts, will experience a lower than average turnover rate. We have ALWAYS believed that individuals tend to over trade, rather than invest in, securities. As you evaluate your investment in this mutual fund, we encourage you to truly regard this as a long-term investment. Focus on your overall assets. We will endeavor to deliver superior results over a market cycle.

Sincerely,

            [SIGNATURE]

LEE KOPP
PRESIDENT

                                TOP TEN HOLDINGS
                   -----------------------------------------

          1. RATIONAL SOFTWARE CORPORATION (RATL)

          2. DIGITAL MICROWAVE CORPORATION (DMIC)

          3. SDL, INC. (SDLI)

          4. COGNOS, INC. (COGNF)

          5. APPLIED VOICE TECHNOLOGY, INC. (AVTC)

          6. ADC TELECOMMUNICATIONS, INC. (ADCT)

          7. CREDENCE SYSTEMS CORPORATION (CMOS)

          8. SEROLOGICALS CORPORATION (SERO)

          9. BURR-BROWN CORPORATION (BBRC)

          10. CYLINK CORPORATION (CYLK)
                               TOP TEN INDUSTRIES
                   -----------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Software Applications           9.1%
Research
Reagents/Instrumentation        8.9%
Wireless                        8.4%
Voice Processing                8.2%
Networking                      7.5%
SemiCap Equipment               6.7%
Telecommunication Equip-
ment                            5.9%
Information Technology
Services                        5.4%
Semiconductor                   5.1%
Application Development
Tools                           3.9%
Other Common Stocks            29.4%
Short-term Investments          1.5%

THERE IS NO TIME LIKE THE PRESENT TO LOOK FOR OPPORTUNITY.

Kopp Emerging Growth Fund invests in small- to mid-sized companies whose vigor and vision stand at the heart of the American success story.

You can pursue growth in this vital sector the affordable way by investing equal amounts of money at regular intervals. This strategy, called dollar-cost averaging, lets you invest through the normal ups and downs of the market by allowing you to purchase more shares when prices are lower, and fewer shares when prices are higher.

     AT THE HIGH OF THE MARKET -- SUPPOSEDLY THE WORST TIME TO INVEST -- AN
                                 INVESTMENT IN
          SMALL COMPANIES COULD HAVE DELIVERED A STRONG 13.88% A YEAR!

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1978            4,122
1979           10,816
1980           19,996
1981           27,276
1982           39,904
1983           60,482
1984           61,130
1985           81,257
1986           91,279
1987           86,349
1988          110,972
1989          126,855
1990          103,367
1991          154,520
1992          195,645
1993          241,627
1994          254,005
1995          346,553
1996          412,317
1997          510,881

ASSUMPTIONS: A $5,000 lump sum investment made once a year, for 20 years, in small companies. The chart assumes the investment is made on the last day of whichever month reflects that year's market high.

TIME PERIOD: 20 years through 12/31/97.
           Source: The Ibbotson Small Company Stock Index above is unmanaged and is computed using data from Stocks, Bonds, Bills and Inflation 1997
           Yearbook, Ibbotson Associates, Chicago (annually updated work by Roger G. Ibbotson and Rex
           Sinquefield). Used with permission. All rights reserved. Small company stocks are represented by the fifth smallest quintile of the New York
           Stock Exchange (NYSE) through 1981 and the performance of the Dimensional Fund Advisors
           Small Company Fund thereafter. The NYSE does not deduct charges or expenses, as does the Fund.
           Investors cannot invest directly in any index.
           The Index represents a larger and more
           diversified group of stocks than represented in the Fund.

KOPP EMERGING GROWTH FUND IS BEST SUITED FOR INVESTORS WHO ARE COMFORTABLE WITH ASSUMING ADDITIONAL RISK IN THE PURSUIT OF HIGHER RETURNS.

The performance shown is illustrative only and is not intended to represent or predict the performance of the Kopp Emerging Growth Fund, which returned -18.92 from the Fund's inception (10/1/97) through 3/31/98. This figure is not annualized and reflects a maximum sales charge of 3.5%. The Fund is currently waiving fees and such arrangements may be modified or terminated after 9/30/98, which would reduce returns.

Past performance is no indication of future results. The investment return and principal value of a Fund investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

Dollar-cost averaging cannot assure a profit or protect against a loss. Since such a plan involves continuous investment in securities regardless of fluctuating price levels, investors should consider the financial ability required to continue purchases through periods of low price levels.

Small capitalization funds typically carry more risk than stock funds investing in well established "blue chip" companies because small companies generally have a higher risk of failure.

Historically, small companies' stock has experienced a significantly greater degree of illiquidity and market volatility than the average stock.

In addition, there are special risks associated with investing in emerging and re-emerging companies, including erratic earnings patterns, competitive conditions within an industry, limited earnings history, and reliance on one or a more limited number of products.

KOPP EMERGING GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1998 (UNAUDITED)

-----------------------------------------------------------------
ASSETS

Investments in securities, at value:

  Investments in securities of unaffiliated
    issuers (cost $344,818,276)                     $ 324,742,996

  Investments in securities of affiliated issuers
    (cost $18,019,883)                                 11,825,375
-----------------------------------------------------------------

Total investments in securities (cost
  $362,838,159)                                       336,568,371
Receivable from capital shares sold                     2,496,516

Dividends and interest receivable                          17,601

Deferred organization expenses, net of accumulated
  amortization                                             87,534

Prepaid expenses                                          112,165
-----------------------------------------------------------------
Total Assets                                          339,282,187
-----------------------------------------------------------------
LIABILITIES

Payable for securities purchased                        1,454,353

Payable for capital shares redeemed                       568,980

Payable to Investment Advisor                             127,624

Payable to Affiliated Distributor                           9,471

Accrued other expenses                                    604,178
-----------------------------------------------------------------
Total Liabilities                                       2,764,606
-----------------------------------------------------------------

NET ASSETS                                          $ 336,517,581

-----------------------------------------------------------------

-----------------------------------------------------------------
NET ASSETS CONSIST OF

Capital stock                                       $     400,296

Paid-in-capital in excess of par                      363,520,020

Accumulated undistributed net investment loss          (1,132,947)

Unrealized net depreciation on investments            (26,269,788)
-----------------------------------------------------------------

Total Net Assets                                    $ 336,517,581
-----------------------------------------------------------------
CLASS A

Net Assets                                          $ 304,615,264

Shares authorized ($0.01 par value)                 5,000,000,000

Shares issued and outstanding                          36,243,125

Net asset value and redemption price per share      $        8.40
-----------------------------------------------------------------

Maximum offering price per share                    $        8.70
-----------------------------------------------------------------
CLASS I

Net Assets                                          $  31,902,317

Shares authorized ($0.01 par value)                 5,000,000,000

Shares issued and outstanding                           3,786,462

Net asset value and redemption price per share      $        8.43

-----------------------------------------------------------------

                     See Notes to the Financial Statements.

KOPP EMERGING GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 1998 (UNAUDITED)

----------------------------------------------------------------
INVESTMENT INCOME
Interest                                            $    368,450
Dividends                                                 27,050
----------------------------------------------------------------
Total Investment Income                                  395,500
----------------------------------------------------------------
EXPENSES
Investment advisory fee                                1,223,147
Transfer agent fees                                      266,712
Service fees -- Class A                                  290,571
12b-1 fees -- Class A                                    116,229
Federal and state registration fees                      147,517
Fund administration fees                                  70,369
Custody fees                                              45,027
Fund accounting fees                                      28,422
Professional fees                                         18,828
Directors' fees and expenses                              14,934
Reports to shareholders                                   10,498
Amortization of deferred organization expenses             9,401
Other expenses                                             8,333
----------------------------------------------------------------
Total expenses before waiver                           2,249,988
Less: Waiver of expenses by Investment Advisor          (436,569)
----------------------------------------------------------------
Net expenses                                           1,813,419
----------------------------------------------------------------
NET INVESTMENT (LOSS)                                 (1,417,919)
----------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
Net realized gain on investment transactions             284,972
Change in unrealized depreciation on investments     (26,269,788)
----------------------------------------------------------------
Net loss on investments                              (25,984,816)
----------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                        $(27,402,735)

----------------------------------------------------------------

KOPP EMERGING GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                    Six Months Ended
                                                     March 31, 1998
                                                       (Unaudited)
---------------------------------------------------------------------
OPERATIONS

Net investment (loss)                                  $ (1,417,919)

Net realized gain on investments                            284,972

Change in unrealized depreciation on investments        (26,269,788)
---------------------------------------------------------------------

Net decrease in net assets resulting from
  operations                                            (27,402,735)
---------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold                               377,048,889

Cost of shares redeemed                                 (13,128,573)
---------------------------------------------------------------------

Net increase resulting from capital share
  transactions                                          363,920,316
---------------------------------------------------------------------

TOTAL INCREASE IN NET ASSETS:                           336,517,581
---------------------------------------------------------------------
NET ASSETS

Beginning of period                                               0
---------------------------------------------------------------------

End of period                                          $336,517,581

---------------------------------------------------------------------

                     See Notes to the Financial Statements.

KOPP EMERGING GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                     October 1, 1997(1)
                                                          through
                                                       March 31, 1998
                                          ----------------------------------------
(For a share outstanding throughout the       Class A                  Class I
                period)                                 (Unaudited)
----------------------------------------------------------------------------------
PER SHARE DATA

Net asset value, beginning of period                $10.00                  $10.00
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

Net investment (loss)                                (0.04)                  (0.01)

Net realized and unrealized gains on
  investments                                        (1.56)                  (1.56)
----------------------------------------------------------------------------------

Total from investment operations                     (1.60)                  (1.57)
----------------------------------------------------------------------------------

Net asset value, end of period                      $ 8.40                  $ 8.43

Total Return                                        (16.00)%(2),(3)          (15.70)%(2)
----------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS

Net assets, end of period                 $    304,615,264         $    31,902,317

Ratio of expenses to average net assets:

  Before expense reimbursement                       1.86%(4)                1.51%(4)

  After expense reimbursement                        1.50%(4)                1.15%(4)

Ratio of net investment (loss) to
  average net assets:

  Before expense reimbursement                     (1.54)%(4)              (1.19)%(4)

  After expense reimbursement                      (1.18)%(4)              (0.83)%(4)

Portfolio turnover rate                              6.96%(5)                6.96%(5)

Average commission rate paid                       $0.0459(5)              $0.0459(5)

----------------------------------------------------

(1)  Commencement of operations.

(2)  Not annualized.

(3) The total return calculation does not reflect the 3.50% front end sales load.

(4)  Annualized.

(5) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

6                    See Notes to the Financial Statements.

KOPP EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1998 (UNAUDITED)

Number of                                                Market
  Shares                                                 Value
------------------------------------------------------------------
COMMON STOCK -- 98.5%
------------------------------------------------------------------
APPLICATION DEVELOPMENT TOOLS -- 3.9%
 1,000,000  Rational Software Corporation             $ 13,000,000
------------------------------------------------------------------
CARDIOVASCULAR -- 0.4%
   170,000  AVECOR Cardiovascular, Inc.                  1,211,250
------------------------------------------------------------------
DATA STORAGE -- 1.4%
   260,000  Western Digital Corporation                  4,566,250
------------------------------------------------------------------
DATA WAREHOUSING -- 3.4%
   400,000  Cognos, Inc.+                               11,275,000
------------------------------------------------------------------
DIAGNOSTICS -- 1.5%
   339,000  Cholestech Corporation                       5,085,000
------------------------------------------------------------------
ELECTRONIC COMPONENTS -- 1.4%
   200,000  Computer Products, Inc.                      4,662,500
------------------------------------------------------------------
ELECTRONIC DATA INTERCHANGE -- 2.2%
   180,000  National Data Corporation*                   7,481,250
------------------------------------------------------------------
ELECTRONIC DESIGN AUTOMATION -- 3.6%
   205,000  ANSYS, Inc.                                  2,050,000
   200,000  Applied Microsystems Corporation             1,525,000
    25,500  Integrated Measurement Systems, Inc.           306,000

Number of                                                Market
  Shares                                                 Value
------------------------------------------------------------------
ELECTRONIC DESIGN AUTOMATION  (CONTINUED)
   315,000  Quickturn Design System, Inc.             $  3,209,063
   154,563  Synopsys, Inc.                               5,061,938
------------------------------------------------------------------
                                                        12,152,001

------------------------------------------------------------------
IMAGING -- 1.6%
   105,000  ATL Ultrasound, Inc.                         5,341,875

------------------------------------------------------------------
INDUSTRIAL AUTOMATION -- 1.9%
   615,000  Adept Technology, Inc.(#)                    6,534,375

------------------------------------------------------------------
INFECTION CONTROL EQUIPMENT -- 0.8%
    50,000  STERIS Corporation                           2,700,000

------------------------------------------------------------------
INFORMATION SECURITY -- 3.4%
   530,000  Cylink Corporation                           7,651,875
   202,000  Macrovision Corporation                      3,711,750
------------------------------------------------------------------
                                                        11,363,625

------------------------------------------------------------------
INFORMATION TECHNOLOGY SERVICES -- 5.4%
   100,000  Interim Services, Inc.                       3,375,000
   237,000  Lightbridge, Inc.                            4,280,812
   160,000  May & Speh, Inc.                             2,300,000
   100,000  Norstan, Inc.                                2,475,000
   315,500  ONTRACK Data International, Inc.             5,126,875
   102,000  PSW Technologies, Inc.                         739,500
------------------------------------------------------------------
                                                        18,297,187

                     See Notes to the Financial Statements.                    7

KOPP EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1998 (UNAUDITED)

Number of                                                Market
  Shares                                                 Value
------------------------------------------------------------------
------------------------------------------------------------------
LASER-BASED COMPONENTS & SUBSYSTEMS -- 3.7%
   170,000  Laser Power Corporation                   $    850,000
   492,800  SDL, Inc.                                   11,704,000
------------------------------------------------------------------
                                                        12,554,000
------------------------------------------------------------------
MACHINE VISION/INSPECTION -- 1.2%
   132,000  FEI Company                                  1,650,000
   160,000  Zygo Corporation                             2,320,000
------------------------------------------------------------------
                                                         3,970,000
------------------------------------------------------------------
NETWORKING -- 7.5%
    80,000  3 Com Corporation                            2,875,000
   200,000  Bay Networks, Inc.                           5,425,000
   481,000  Digital Link Corporation(#)                  5,291,000
   300,000  Larscom Incorporated                         2,484,375
   180,000  Network Equipment Technologies, Inc.         2,925,000
   510,000  VideoServer, Inc.                            6,367,031
------------------------------------------------------------------
                                                        25,367,406
------------------------------------------------------------------
ONCOLOGY -- 0.5%
   220,000  ImClone Systems Incorporated                 1,828,750
------------------------------------------------------------------
RESEARCH REAGENTS/INSTRUMENTATION -- 8.9%
   225,900  CN Biosciences, Inc.                         5,873,400
   340,000  Molecular Devices Corporation                6,545,000
   395,000  Molecular Dynamics, Inc.                     5,702,813
   280,000  Serologicals Corporation                     7,910,000
   209,700  Techne Corporation                           4,062,938
------------------------------------------------------------------
                                                        30,094,151
Number of                                                Market
  Shares                                                 Value
------------------------------------------------------------------

------------------------------------------------------------------
SEMICAP EQUIPMENT -- 6.7%
   260,000  Aetrium Incorporated                      $  3,770,000
   165,000  Applied Science and Technology, Inc.         2,598,750
   120,000  Asyst Technologies, Inc.                     2,790,000
   100,000  Brooks Automation, Inc.                      1,575,000
   320,000  Credence Systems Corporation                 9,260,000
    70,000  Lam Research Corporation                     1,968,750
   170,000  Photon Dynamics, Inc.                          573,750
------------------------------------------------------------------
                                                        22,536,250

------------------------------------------------------------------
SEMICONDUCTOR -- 5.1%
   186,000  ANADIGIC, Inc.                               2,429,625
   307,950  Burr-Brown Corporation                       7,698,750
   120,000  PMC-Sierra, Inc.                             4,560,000
   167,000  RF Monolithics, Inc.                         2,525,875
------------------------------------------------------------------
                                                        17,214,250

------------------------------------------------------------------
SOFTWARE APPLICATIONS -- 9.1%
   135,000  Aspen Technology, Inc.                       5,568,750
   250,000  Gensym Corporation                           2,015,625
   130,700  Hyperion Software Corporation                5,783,475
   270,000  Infinium Software, Inc.                      5,383,125
    80,000  Information Management Associates, Inc.      1,070,000
   210,000  Platinum Software Corporation                4,882,500
   247,000  Project Software & Development, Inc.         5,928,000
------------------------------------------------------------------
                                                        30,631,475

------------------------------------------------------------------
SYSTEM SOFTWARE -- 0.3%
    75,000  Phoenix Technologies Ltd.                      900,000

8                    See Notes to the Financial Statements.

KOPP EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1998 (UNAUDITED)

Number of                                                Market
  Shares                                                 Value
------------------------------------------------------------------
------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 5.9%
   350,000  ADC Telecommunications, Inc.              $  9,646,875
   280,000  Applied Digital Access, Inc.                 2,240,000
   320,000  DSC Communications Corporation               5,820,000
   200,000  Summa Four, Inc.                             2,150,000
------------------------------------------------------------------
                                                        19,856,875
------------------------------------------------------------------
TEST AND MEASUREMENT -- 2.1%
   330,000  LeCroy Corporation                           7,012,500
------------------------------------------------------------------
VOICE PROCESSING -- 8.2%
   280,000  Applied Voice Technology, Inc.              10,920,000
   280,000  Aspect Telecommunications Corporation        7,507,500
   315,000  Centigram Communications Corporation         4,173,750
    82,500  Dialogic Corporation                         3,521,719
    59,000  Inter-Tel Incorporated*                      1,589,312
------------------------------------------------------------------
                                                        27,712,281
------------------------------------------------------------------
WIRELESS -- 8.4%
   178,000  Celeritek, Inc.                              2,013,625
   800,000  Digital Microwave Corporation               11,800,000
   139,000  Electromagnetic Sciences, Inc.               3,127,500
   188,000  Itron, Inc.                                  3,654,250
   454,000  Spectrian Corporation                        7,547,750
------------------------------------------------------------------
                                                        28,143,125
------------------------------------------------------------------
Total Common Stock (cost $357,761,164)                 331,491,376

Principal                                                Market
  Amount                                                 Value
------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.5%
------------------------------------------------------------------
INVESTMENT COMPANIES -- 1.2%
$4,058,173  Firstar Institutional Money Market Fund*  $  4,058,173

------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES -- 0.3%
   700,044  American Family Financial
              Services, Inc.* 5.27%                        700,044
    82,778  Johnson Controls, Inc.*, 5.29%                  82,778
   236,000  Pitney Bowes, Inc.*, 5.29%                     236,000
------------------------------------------------------------------
                                                         1,018,822
------------------------------------------------------------------
Total Short-Term Investments (cost $5,076,995)           5,076,995
------------------------------------------------------------------

Total Investments -- 100.0% (cost $362,838,159)        336,568,371

Liabilities, less Other Assets -- 0.0%                    (50,790)
------------------------------------------------------------------
NET ASSETS -- 100.0%                                  $336,517,581

----------------------------------------------------

All securities unless otherwise noted are non-income producing securities.
  +  Foreign security.
  *  Income-producing security.
  # Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer.

                     See Notes to the Financial Statements.

KOPP EMERGING GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 1998 (UNAUDITED)

1. ORGANIZATION

Kopp Funds, Inc. (the "Company") was incorporated on June 12, 1997 as a Minnesota company. The Kopp Emerging Growth Fund (the "Fund") is a series of the Company and is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Fund's investment objective is to seek long-term capital appreciation by investing primarily in common stocks of companies Kopp Investment Advisors, Inc. (the "Advisor") believes to have the potential for superior growth. The Company's registration statement was declared effective on September 16, 1997. The Fund commenced operations on October 1, 1997.

The costs incurred in connection with the organization, initial registration and public offering of shares aggregated $96,935. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations.

The Fund has issued two classes of shares: Class A and Class I. Each class of shares has identical rights and privileges except that each class bears its own expenses and exclusive voting rights on matters pertaining to the distribution plan for that class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION

Common stocks and other equity-type securities are valued at the last sales price on the national securities exchange or NASDAQ on which such securities are primarily traded; however, securities traded on a national securities exchange or NASDAQ for which there were no transactions on a given day, and securities not listed on a national securities exchange or NASDAQ, are valued at the average of the most recent bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Company or its delegate. The Board of Directors may approve the use of pricing services to assist the Fund in the determination of net asset value. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.

FEDERAL INCOME TAXES

The Fund intends to qualify for treatment as a "Regulated Investment Company" under Subchapter M of the Internal Revenue Code, and the Fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal tax provision is required.

INCOME AND EXPENSES

The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration and certain shareholder service fees. Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

OTHER

Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as this information is available to the Fund, and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

                                                   Class A
                                              Six Months Ended
                                               March 31, 1998
                                          -------------------------
                                             Amount       Shares
                                          ------------  -----------
Shares sold                               $346,299,659   37,859,661

Shares redeemed                            (13,098,907)  (1,616,536)
-------------------------------------------------------------------

Net increase                              $333,200,752   36,243,125

                                                 Class I
                                             Six Months Ended
                                              March 31, 1998
                                          ----------------------
                                            Amount      Shares
                                          -----------  ---------
Shares sold                               $30,749,230  3,790,039

Shares redeemed                               (29,666)    (3,577)
----------------------------------------------------------------

Net increase                              $30,719,564  3,786,462

4. INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended March 31, 1998, were $372,794,512 and $15,318,321 respectively. There were no purchases or sales of long-term U.S. Government securities.

At March 31, 1998, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Appreciation                                        $ 31,470,440

(Depreciation)                                       (57,740,228)
----------------------------------------------------------------

Net unrealized depreciation on investments          $(26,269,788)

At March 31, 1998, the cost of investments for federal income tax purposes was $362,838,159.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Pursuant to its investment advisory agreement with the Fund, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at an annual rate of 1.00% applied to the daily net assets of the Fund.

Through September 30, 1998, the Advisor voluntarily agreed to waive its management fee to the extent necessary to ensure that (i) the total operating expenses for Class A shares do not exceed 1.50% and (ii) the total operating expenses for the Class I shares do not exceed 1.15%.

Firstar Trust Company, a subsidiary of Firstar Corporation, a publicly held bank holding company, serves as accounting services agent, administrator, custodian and transfer agent for the Fund.

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") with respect to each class of shares pursuant to which certain distribution and shareholder servicing fees may be paid to Centennial Lakes Capital, Inc. (the "Distributor"). Under the terms of the Plan, each class of shares may be required to pay the Distributor (i) a distribution fee for the promotion and distribution of shares of up to 0.25% of the average daily net assets of the Fund attributable to each class (computed on an annual basis) and
(ii) a shareholder servicing fee for personal service provided to shareholders of up to 0.25% of the average daily net assets of the Fund attributable to each class (computed on an annual basis). Payments under the Plan with respect to Class A shares are currently limited to 0.35%, which represents a 0.10% distribution fee and a 0.25% shareholder servicing fee; the Fund currently has no intention of paying any Rule 12b-1 fees in connection with Class I shares. The Distributor is authorized to, in turn, pay all or a portion of these fees to any registered securities dealer, financial institution, or other person (the "Recipient") who renders assistance in distributing or promoting the sale of Fund shares, or who provides certain shareholder services to Fund shareholders, pursuant to a written agreement ("Rule 12b-1 Related Agreement"). To the extent such fee is not paid to such persons, the Distributor may use the fee for its own distribution expenses incurred in connection with the sale of Fund shares, or for any of its shareholder servicing expenses. The Plan is a "reimbursement" plan, which means that the fees paid by the Fund under the Plan are intended to reimburse the Distributor for services rendered and commission fees borne up to the maximum allowable distribution and shareholder servicing fees. If the Distributor is due more money for its services rendered and commission fees borne than are immediately payable because of the expense limitation under the Plan, the unpaid amount is carried forward from period to period while the Plan is in effect until such time as it may be paid. As of March 31, 1998, there were $464,797 of unreimbursed distribution expenses to be carried forward to future plan years. Distribution fees and shareholder servicing fees incurred by Class A shares for the six months ended March 31, 1998 were $116,229 and $290,571 respectively. The distribution fees and shareholder servicing fees earned by the Distributor for the six months ended March 31, 1998 were $4,223 and $10,563 respectively.

The Fund was advised that the Distributor received front-end sales charges on Class A shares of $1,842,436 for the six months ended March 31, 1998.

6. OTHER AFFILIATES

Investments representing 5% or more of the outstanding voting securities of the issuer are considered investments in an affiliated company, as defined in the Investment Company Act of 1940. The aggregate market value of all securities of affiliated companies as of March 31, 1998 amounted to $11,825,375. Transactions during the six months ended March 31, 1998 in which the issuer was an affiliate are as follows:

                                        Adept         Digital
                                     Technology,        Link
                                         Inc.       Corporation       Total
                                     ------------   ------------   ------------
October 1, 1997 Balance
  Shares                                        0              0              0
  Cost                                         $0             $0             $0
Gross Additions
  Shares                                  615,000        481,000      1,096,000
  Cost                                $ 8,533,551    $ 9,486,332   $ 18,019,883
March 31, 1998 Balance
  Shares                                  615,000        481,000      1,096,000
  Cost                                $ 8,533,551    $ 9,486,332   $ 18,019,883

         THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
        SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
      FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
      INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
       PROSPECTUS. FOR MORE INFORMATION ON THE KOPP EMERGING GROWTH FUND,
         INCLUDING CHARGES AND EXPENSES, CALL 1-888-533-KOPP FOR A FREE
         PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

DIRECTORS

LeRoy C. Kopp
Robert L. Stehlik
Thomas R. Stuart

OFFICERS

LeRoy C. Kopp, CHIEF EXECUTIVE OFFICER, CHIEF FINANCIAL OFFICER AND PRESIDENT Kathleen S. Tillotson, EXECUTIVE VICE PRESIDENT AND SECRETARY

INVESTMENT ADVISER

KOPP INVESTMENT ADVISORS, INC.
7701 France Avenue South, Suite 500
Edina, MN 55435

CUSTODIAN, ADMINISTRATOR and TRANSFER AGENT

FIRSTAR TRUST COMPANY

For Overnight deliveries, use:          For regular mail deliveries, use:
Kopp Funds, Inc.                        Kopp Funds, Inc.
c/o Firstar Trust Company               c/o Firstar Trust Company
Mutual Fund Services                    P.O. Box 701
Third Floor                             Milwaukee, WI 53201-0701
615 E. Michigan Street
Milwaukee, WI 53202

DISTRIBUTOR

CENTENNIAL LAKES CAPITAL, INC.
7701 France Avenue South, Suite 500
Edina, MN 55435

INDEPENDENT AUDITORS

KPMG PEAT MARWICK LLP
4200 Norwest Center
90 South Seventh Street
Minneapolis, MN 55402

LEGAL COUNSEL

GODFREY & KAHN, S.C.
780 N. Water Street
Milwaukee, WI 53202

    * Kopp Funds is distributed by Centennial Lakes Capital, Inc., a member of the NASD and an affiliate of Kopp Investment Advisors, Inc. and the Fund.